T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
May 31, 2021 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 90.2%
FINANCIAL INSTITUTIONS 42.0%
Banking 25.5%
Banco Bilbao Vizcaya Argentaria,
1.125%, 9/18/25  800 796
Banco Santander, 2.749%, 12/3/30  1,000 979
Banco Santander Chile, 2.70%,
1/10/25 (1) 816 851
Banco Santander Mexico Institucion
de Banca Multiple Grupo Financiero
Santand, 5.375%, 4/17/25 (1) 460 525
Bank of America, 4.25%, 10/22/26  800 910
Bank of America, 4.45%, 3/3/26  940 1,073
Bank of America, VR, 2.496%,
2/13/31 (2) 710 714
Bank of America, VR, 2.831%,
10/24/51 (2) 870 818
Bank of America, VR, 4.271%,
7/23/29 (2) 1,435 1,634
Barclays, VR, 2.852%, 5/7/26 (2) 1,015 1,070
BNP Paribas, VR, 1.323%, 1/13/27 (1)
(2) 1,305 1,288
Citigroup, VR, 2.561%, 5/1/32 (2) 1,255 1,258
Citigroup, VR, 2.572%, 6/3/31 (2) 800 808
Citigroup, VR, 3.98%, 3/20/30 (2) 380 428
Citigroup, VR, 4.412%, 3/31/31 (2) 615 708
Citigroup, Series W, VR, 4.00% (2)(3) 280 286
Credit Agricole, VR, 1.247%,
1/26/27 (1)(2) 1,195 1,176
Credit Suisse Group, VR, 3.091%,
5/14/32 (1)(2) 615 623
Discover Financial Services, 4.10%,
2/9/27  1,000 1,120
Goldman Sachs Group, VR, 1.992%,
1/27/32 (2) 720 687
Goldman Sachs Group, VR, 4.223%,
5/1/29 (2) 1,620 1,839
HSBC Holdings, 4.95%, 3/31/30  605 714
HSBC Holdings, VR, 2.804%,
5/24/32 (2) 880 887
HSBC Holdings, VR, 2.848%,
6/4/31 (2) 1,180 1,196
ING Groep, VR, 1.726%, 4/1/27 (2) 495 501
JPMorgan Chase, VR, 2.58%,
4/22/32 (2) 720 726
JPMorgan Chase, VR, 2.956%,
5/13/31 (2) 1,400 1,451
JPMorgan Chase, VR, 3.109%,
4/22/51 (2) 950 933
JPMorgan Chase, VR, 4.203%,
7/23/29 (2) 400 458
Morgan Stanley, VR, 1.593%,
5/4/27 (2) 380 384
Morgan Stanley, VR, 1.794%,
2/13/32 (2) 600 566
Morgan Stanley, VR, 2.699%,
1/22/31 (2) 470 484
Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley, VR, 3.217%,
4/22/42 (2) 240 244
Morgan Stanley, VR, 4.431%,
1/23/30 (2) 1,640 1,900
Morgan Stanley, VR, 5.597%,
3/24/51 (2) 220 312
Santander UK Group Holdings, VR,
1.532%, 8/21/26 (2) 1,385 1,388
Shinhan Bank, VR, 3.875%,
12/7/26 (2) 805 817
Standard Chartered, VR, 4.644%,
4/1/31 (1)(2) 1,015 1,168
State Street, 2.20%, 3/3/31  1,635 1,618
Truist Financial, VR, 1.267%, 3/2/27 (2) 1,175 1,170
Wells Fargo, VR, 2.879%, 10/30/30 (2) 2,860 2,995
Wells Fargo, VR, 3.068%, 4/30/41 (2) 1,480 1,475
Wells Fargo, VR, 5.013%, 4/4/51 (2) 665 879
Wells Fargo, Series BB, VR, 3.90% (2)
(3) 330 339
42,196
Brokerage Asset Managers
Exchanges 3.1%
Charles Schwab, 2.00%, 3/20/28  680 691
Charles Schwab, Series I, VR,
4.00% (2)(3) 420 436
Intercontinental Exchange, 2.65%,
9/15/40  440 411
Intercontinental Exchange, 3.00%,
6/15/50  1,285 1,215
LSEGA Financing, 2.00%, 4/6/28 (1) 1,300 1,305
LSEGA Financing, 2.50%, 4/6/31 (1) 835 836
LSEGA Financing, 3.20%, 4/6/41 (1) 260 264
5,158
Finance Companies 2.2%
AerCap Ireland Capital, 4.50%,
9/15/23  510 548
AerCap Ireland Capital, 6.50%,
7/15/25  535 623
Avolon Holdings Funding, 4.25%,
4/15/26 (1) 110 118
Park Aerospace Holdings, 5.50%,
2/15/24 (1) 950 1,044
SMBC Aviation Capital Finance, 3.55%,
4/15/24 (1) 600 638
SMBC Aviation Capital Finance,
4.125%, 7/15/23 (1) 700 744
3,715
Insurance 4.0%
Aflac, 3.60%, 4/1/30  490 544
Centene, 2.50%, 3/1/31  885 844
Centene, 4.625%, 12/15/29  500 541
CNO Financial Group, 5.25%, 5/30/29  735 865
Equitable Financial Life Global
Funding, 1.80%, 3/8/28 (1) 880 867
Health Care Service A Mutual Legal
Reserve, 2.20%, 6/1/30 (1) 890 880
Health Care Service A Mutual Legal
Reserve, 3.20%, 6/1/50 (1) 960 956

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
New York Life Insurance, 3.75%,
5/15/50 (1) 1,005 1,076
6,573
Real Estate Investment Trusts 7.2%
American Campus Communities
Operating Partnership, 3.875%,
1/30/31  815 890
AvalonBay Communities, 2.45%,
1/15/31  1,350 1,358
Boston Properties, 3.25%, 1/30/31  1,000 1,048
Brixmor Operating Partnership, 2.25%,
4/1/28  235 233
Brixmor Operating Partnership, 4.05%,
7/1/30  340 373
Camden Property Trust, 2.80%,
5/15/30  1,250 1,293
Essex Portfolio, 2.55%, 6/15/31  900 896
Federal Realty Investment Trust,
3.50%, 6/1/30  1,310 1,408
Global Net Lease, 3.75%, 12/15/27 (1) 810 785
Healthcare Realty Trust, 2.40%,
3/15/30  620 615
Hudson Pacific Properties, 3.25%,
1/15/30  800 827
Hudson Pacific Properties, 4.65%,
4/1/29  700 793
Life Storage, 2.20%, 10/15/30  750 724
Life Storage, 4.00%, 6/15/29  415 456
VEREIT Operating Partnership, 2.85%,
12/15/32  280 285
11,984
Total Financial Institutions 69,626
INDUSTRIAL 46.8%
Capital Goods 2.2%
Carrier Global, 2.722%, 2/15/30  1,230 1,258
General Electric, Series D, FRN, 3M
USD LIBOR + 3.33%, 3.514% (3) 10 10
Johnson Electric Holdings, 4.125%,
7/30/24  750 806
Siemens Financieringsmaatschappij,
1.70%, 3/11/28 (1) 640 639
Siemens Financieringsmaatschappij,
2.875%, 3/11/41 (1) 915 902
3,615
Communications 8.1%
AT&T, 3.30%, 2/1/52  520 482
AT&T, 3.50%, 6/1/41  500 501
AT&T, 3.50%, 9/15/53 (1) 795 752
AT&T, 6.375%, 3/1/41  1,000 1,372
Charter Communications Operating,
4.20%, 3/15/28  400 446
Charter Communications Operating,
4.908%, 7/23/25  1,140 1,297
Charter Communications Operating,
5.05%, 3/30/29  800 931
SBA Tower Trust, 1.631%, 11/15/26 (1) 575 578
SBA Tower Trust, 2.328%, 1/15/28 (1) 370 374
SBA Tower Trust, 2.836%, 1/15/25 (1) 530 557
Par/Shares $ Value
(Amounts in 000s)
Verizon Communications, 1.75%,
1/20/31  770 724
Verizon Communications, 2.875%,
11/20/50  435 392
Verizon Communications, 2.987%,
10/30/56  990 880
Verizon Communications, 3.00%,
11/20/60  415 369
Verizon Communications, 3.15%,
3/22/30  1,540 1,635
Verizon Communications, 4.522%,
9/15/48  135 159
Verizon Communications, 4.862%,
8/21/46  175 217
ViacomCBS, 4.20%, 5/19/32  220 248
ViacomCBS, 4.95%, 1/15/31  455 537
Vodafone Group, 5.25%, 5/30/48  730 920
13,371
Consumer Cyclical 8.3%
General Motors Financial, 4.00%,
1/15/25  1,200 1,308
General Motors Financial, 4.35%,
4/9/25  295 328
Hyundai Capital America, 1.80%,
10/15/25 (1) 275 278
Hyundai Capital America, 1.80%,
1/10/28 (1) 545 533
Hyundai Capital America, 2.375%,
10/15/27 (1) 290 295
Marriott International, Series EE,
5.75%, 5/1/25  675 783
Marriott International, Series FF,
4.625%, 6/15/30  775 873
McDonald's, 3.625%, 9/1/49  440 462
McDonald's, 4.20%, 4/1/50  435 501
Nissan Motor, 3.522%, 9/17/25 (1) 1,550 1,655
Nordstrom, 2.30%, 4/8/24 (1) 75 75
QVC, 4.45%, 2/15/25  865 921
QVC, 4.85%, 4/1/24  340 369
Ross Stores, 0.875%, 4/15/26  385 378
Ross Stores, 1.875%, 4/15/31  565 542
Ross Stores, 4.60%, 4/15/25  535 606
Ross Stores, 4.80%, 4/15/30  817 945
Starbucks, 3.35%, 3/12/50  968 953
Volkswagen Group of America
Finance, 3.20%, 9/26/26 (1) 1,000 1,084
Volkswagen Group of America
Finance, 4.75%, 11/13/28 (1) 765 896
13,785
Consumer Non-Cyclical 11.2%
AbbVie, 4.05%, 11/21/39  960 1,072
AbbVie, 4.25%, 11/21/49  1,060 1,224
AbbVie, 4.50%, 5/14/35  445 526
AbbVie, 4.70%, 5/14/45  605 727
AstraZeneca, 1.375%, 8/6/30  925 866
AstraZeneca, 3.00%, 5/28/51  640 631
Astrazeneca Finance, 2.25%, 5/28/31  100 99
Becton Dickinson & Company, 1.957%,
2/11/31  965 922

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Becton Dickinson & Company, 4.669%,
6/6/47  1,070 1,281
Cigna, 2.40%, 3/15/30  870 875
Cigna, 3.40%, 3/15/51  940 934
CommonSpirit Health, 2.782%,
10/1/30  251 257
CVS Health, 4.25%, 4/1/50  320 360
CVS Health, 5.125%, 7/20/45  20 25
Hasbro, 3.55%, 11/19/26  985 1,079
Hasbro, 3.90%, 11/19/29  380 417
Mount Sinai Hospitals Group, Series
2017, 3.981%, 7/1/48  45 50
Mount Sinai Hospitals Group, Series
2019, 3.737%, 7/1/49  537 568
Mount Sinai Hospitals Group, Series
2020, 3.391%, 7/1/50  243 243
Perrigo Finance Unlimited, 3.90%,
12/15/24  2,310 2,485
Perrigo Finance Unlimited, 4.375%,
3/15/26  760 838
STERIS Irish FinCo UnLtd, 2.70%,
3/15/31  1,255 1,259
Takeda Pharmaceutical, 2.05%,
3/31/30  1,800 1,751
18,489
Energy 10.5%
Aker BP, 3.00%, 1/15/25 (1) 1,620 1,691
Boardwalk Pipelines, 4.45%, 7/15/27  880 998
BP Capital Markets America, 2.939%,
6/4/51  415 384
BP Capital Markets America, 3.00%,
2/24/50  465 435
Cameron LNG, 2.902%, 7/15/31 (1) 245 255
Cameron LNG, 3.302%, 1/15/35 (1) 1,895 1,982
Cameron LNG, 3.701%, 1/15/39 (1) 200 215
Cenovus Energy, 5.375%, 7/15/25  335 382
Cheniere Corpus Christi Holdings,
5.125%, 6/30/27  255 296
Cheniere Corpus Christi Holdings,
5.875%, 3/31/25  665 764
Cheniere Corpus Christi Holdings,
7.00%, 6/30/24  175 201
Continental Resources, 3.80%, 6/1/24  115 121
Energy Transfer, 5.00%, 5/15/50  415 459
Energy Transfer, 5.50%, 6/1/27  380 443
Energy Transfer, 6.00%, 6/15/48  395 476
Gulf South Pipeline, 4.00%, 6/15/22  550 566
Hess, 7.125%, 3/15/33  90 119
Kinder Morgan, 5.05%, 2/15/46  820 957
Sabine Pass Liquefaction, 5.00%,
3/15/27  555 642
Sabine Pass Liquefaction, 5.625%,
3/1/25  190 218
Sabine Pass Liquefaction, 5.75%,
5/15/24  555 626
Sabine Pass Liquefaction, 5.875%,
6/30/26  635 754
Transcontinental Gas Pipe Line, 3.95%,
5/15/50  945 997
Par/Shares $ Value
(Amounts in 000s)
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  270 315
Valero Energy, 4.00%, 4/1/29  531 580
Valero Energy Partners, 4.50%,
3/15/28  95 107
Western Midstream Operating, 4.00%,
7/1/22  565 575
Woodside Finance, 3.65%, 3/5/25 (1) 345 369
Woodside Finance, 3.70%, 9/15/26 (1) 749 816
Woodside Finance, 4.50%, 3/4/29 (1) 600 662
17,405
Technology 4.2%
Apple, 2.65%, 2/8/51  1,780 1,647
Fortinet, 2.20%, 3/15/31  720 703
NXP, 2.50%, 5/11/31 (1) 1,325 1,327
NXP, 3.25%, 5/11/41 (1) 515 516
NXP, 4.30%, 6/18/29 (1) 1,140 1,293
Oracle, 2.30%, 3/25/28  760 776
Oracle, 3.60%, 4/1/50  680 668
6,930
Transportation 2.3%
Kansas City Southern, 3.50%, 5/1/50  945 959
Mileage Plus Holdings, 6.50%,
6/20/27 (1) 1,015 1,111
Transurban Finance, 2.45%,
3/16/31 (1) 1,210 1,191
United Airlines PTT, Series 2019-1,
Class AA, 4.15%, 8/25/31  308 330
United Airlines PTT, Series 2019-2,
Class AA, 2.70%, 5/1/32  231 225
3,816
Total Industrial 77,411
UTILITY 1.4%
Electric 1.4%
Edison International, 4.95%, 4/15/25  150 167
Pacific Gas & Electric, 4.95%, 7/1/50  870 880
Southern California Edison, 2.85%,
8/1/29  690 709
Southern California Edison, Series
20A, 2.95%, 2/1/51  690 609
Total Utility 2,365
Total Corporate Bonds
(Cost $147,529) 149,402
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 4.0%
Owned No Guarantee 4.0%
Abu Dhabi National Energy, 2.00%,
4/29/28 (1) 530 534
Corp Nacional del Cobre de Chile,
3.15%, 1/15/51 (1) 318 291
NBN, 2.625%, 5/5/31 (1) 1,035 1,039
Ooredoo International Finance,
2.625%, 4/8/31 (1) 480 486
Ooredoo International Finance, 3.75%,
6/22/26  200 221

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
Ooredoo International Finance, 5.00%,
10/19/25  940 1,084
QNB Finance, 2.625%, 5/12/25  800 836
Saudi Telecom, 3.89%, 5/13/29  815 901
SingTel Group Treasury, 1.875%,
6/10/30  1,300 1,266
Total Foreign Government
Obligations & Municipalities
(Cost $6,685) 6,658
MUNICIPAL SECURITIES 1.7%
Colorado 0.1%
Colorado HFA, Covenant Living
Community, Series B, 2.80%, 12/1/26  170 174
174
Illinois 0.5%
Illinois, Series A, GO, 3.14%, 10/1/24  830 855
855
Texas 1.1%
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  1,010 1,006
Par/Shares $ Value
(Amounts in 000s)
Grand Parkway Transportation,
Series B, 3.236%, 10/1/52  680 688
1,694
Total Municipal Securities
(Cost $2,690) 2,723
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 1.0%
U.S. Treasury Obligations 1.0%
U.S. Treasury Bonds, 1.375%, 8/15/50  830 665
U.S. Treasury Bonds, 2.00%, 2/15/50  1,100 1,032
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed)
(Cost $1,773) 1,697
SHORT-TERM INVESTMENTS 2.5%
Money Market Funds 2.5%
T. Rowe Price Government Reserve
Fund, 0.02% (4)(5) 4,142 4,142
Total Short-Term Investments
(Cost $4,142) 4,142
Total Investments in
Securities 99.4%
(Cost $162,819) $ 164,622
Other Assets Less Liabilities 0.6% 969
Net Assets 100.0% $ 165,591
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $37,540 and represents
22.7% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.
(4) Seven-day yield
(5) Affiliated Companies
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note
GO General Obligation
HFA Health Facility Authority
PTT Pass-Through Trust
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

(Amounts in 000s)
SWAPS 0.3%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: JPMorgan Chase, A2*), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/24 885 21 4 17
BNP Paribas, Protection Sold (Relevant Credit: Morgan Stanley, A1*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/24 * 885 20 (8) 28
Total Bilateral Credit Default Swaps, Protection Sold (4) 45
Total Bilateral Swaps (4) 45
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.3%
Credit Default Swaps, Protection Sold 0.3%
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S36, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/26 * 16,789 443 368 75
Total Centrally Cleared Credit Default Swaps, Protection Sold 75
Total Centrally Cleared Swaps 75
Net payments (receipts) of variation margin to date (70)
Variation margin receivable (payable) on centrally cleared swaps $ 5
* Credit ratings as of May 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s
(S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $2.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 194 U.S. Treasury Long Bond contracts 9/21 30,367 $ (96)
Long, 35 U.S. Treasury Notes five year contracts 9/21 4,335 6
Short, 86 U.S. Treasury Notes ten year contracts 9/21 (11,347) (18)
Long, 106 U.S. Treasury Notes two year contracts 9/21 23,398 11
Short, 22 Ultra U.S. Treasury Bonds contracts 9/21 (4,075) (10)
Short, 237 Ultra U.S. Treasury Notes ten year contracts 9/21 (34,354) 60
Net payments (receipts) of variation margin to date (39)
Variation margin receivable (payable) on open futures contracts $ (86)

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.02% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
02/28/21
Purchase
Cost
Sales
Cost
Value
05/31/21
T. Rowe Price Government Reserve Fund, 0.02% $ 1,957  ¤  ¤ $ 4,142^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $0 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $4,142.

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or

T. ROWE PRICE Investment-Grade Corporate Multi-Sector Account Portfolio

investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 160,480 $ — $ 160,480
Short-Term Investments 4,142 — — 4,142
Total Securities 4,142 160,480 — 164,622
Swaps* — 116 — 116
Futures Contracts* 77 — — 77
Total $ 4,219 $ 160,596 $ — $ 164,815
Liabilities
Futures Contracts* $ 124 $ — $ — $ 124
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.